Lease - Schedule of Future Minimum Rent Payable (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Schedule of Future Minimum Rent Payable [Abstract]
2026	$ 30,646
2027	15,323
Total lease payments	45,969
Less: imputed interest	(1,775)
Present value of lease liabilities	$ 44,194	$ 45,010,538